File  Nos   333-111216 /811-8052




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
                         Pre-Effective Amendment No.              [   ]
                       Post-Effective Amendment No. 3             [ X ]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                               Amendment No.37                    [ X ]
                        (Check appropriate box or boxes.)

                           SYMETRA SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                         Symetra Life Insurance Company
                               (Name of Depositor)

                5069 154th Place N.E., Redmond, Washington      98052
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000

                      Name and Address of Agent for Service
                             Jacqueline M. Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026



                  Approximate date of Proposed Public Offering:
 As Soon as Practicable after the effective date of this registration statement.


It is proposed that this filing will become effective:

    [ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485

    [X]  On April 29, 2005 pursuant to paragraph (b) of Rule 485

    [ ]  60 days after filing pursuant to paragraph (a) of Rule 485

    [ ]  On ___________________ pursuant to paragraph (a) of Rule 485



If appropriate, check the following:
    [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contracts

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 3 ("Amendment") to the Registration Statement of Form N-4 for Symetra Separate Account C is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 2 to April 29, 2005. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission on February 11, 2005 (ACCESSION NUMBER: 0000867579-05-000033).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Redmond, and State of Washington on this 6th day of April, 2005.

                                            Symetra Separate Account C
                                            ---------------------------
                                                     Registrant

                                            By:  Symetra Life Insurance Company


                                            By:  /S/ RANDALL H. TALBOT
                                                 ----------------------
                                                 Randall H. Talbot, President


                                                Symetra Life Insurance Company
                                                ------------------------------
                                                          Depositor

                                            By:  /S/ RANDALL H. TALBOT
                                                 ----------------------
                                                 Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Name                                                 Title


/s/ ALLYN D. CLOSE                                   Director
------------------
Allyn D. Close


/s/ GEORGE C. PAGOS                                  Director, Vice President.  General Counsel and Secretary
-------------------
George C. Pagos


/s/ COLLEEN M. MURPHY                                Assistant Vice President, Controller and
----------------------                               Assistant Secretary
Colleen M. Murphy


/s/ JENNIFER V. DAVIES                               Director
----------------------
Jennifer V. Davies


/s/ MARGARET A. MEISTER                              Director and Chief Actuary
-----------------------
Margaret A. Meister


/s/ ROGER F. HARBIN                                  Director, Executive Vice President and Treasurer
-----------------------
Roger F. Harbin

/s/ RANDALL H. TALBOT                                Director and President
-----------------------
Randall H. Talbot


/s/ OSCAR TENGTIO                                    Director, Executive Vice President and Chief Financial Officer
----------------------
Oscar Tengtio
